Revenue and Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Revenue and Segment Information [Abstract]
Schedule of Disaggregation of Revenue by Service Types	The summary of the Group’s disaggregation of revenue by service types for the year ended December 31, 2023, 2024 and 2025 are as follows:
	For the year ended December 31,
	2023	2024	2025
	MYR	MYR	MYR	USD
Offering farm solutions
- from third parties	12,412,500	19,434,500	24,408,050	6,017,764
- from related parties	4,000,000	1,400,174	–	–
	16,412,500	20,834,674	24,408,050	6,017,764
Sales of fresh produce
- from third parties	585,553	19,993,366	48,722,616	12,012,479
- from related parties	1,473,219	32,842	–	–
	2,058,772	20,026,208	48,722,616	12,012,479

Total revenue	18,471,272	40,860,882	73,130,666	18,030,243

	For the year ended December 31,
	2023	2024	2025
	MYR	MYR	MYR	USD
Timing of revenue recognition
- Point in time	18,371,272	37,460,882	48,722,616	12,012,479
- Over time	100,000	3,400,000	24,408,050	6,017,764
Revenue from contracts with customers	18,471,272	40,860,882	73,130,666	18,030,243

Schedule of Revenue from Major Customers	Revenue from major customers
	For the year ended December 31,
	2023		2024		2025

Offering of farm solutions
Customer A	34.7%		–	*	31.2%
Customer B**	21.7%		–	*	–	*
Customer C	21.1%		–	*	–	*
Customer D	10.8%		–	*	–	*
Customer E	–	*	42.7%		–	*

Sales of fresh produce
Customer A	–	*	–	*	27.6%
Customer F***	–	*	19.5%		–	*
Customer G	–	*	14.6%		12.9%
Customer H	–	*	14.0%		–	*
Customer I	–	*	–	*	22.5%

*	The corresponding revenue did not contribute over 10.0% of the total revenue of the Group in the particular period.

**	Customer B is a related party of the Group.

***	Customer F was a related party of the Group during the year ended December 31, 2023. It ceased to be a related party of the Group in January 2024.